Related Party Transactions	6 Months Ended
Jun. 30, 2022
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
14.	RELATED PARTY TRANSACTIONS

The following summarizes the Company’s related party transactions, not disclosed elsewhere in these condensed interim consolidated financial statements, during the six months ended June 30, 2022 and 2021. Key management personnel includes the Chief Executive Officer (“CEO”), Chief Financial Officer (“CFO”) and certain directors and officers and companies controlled or significantly influenced by them.

Key Management Personnel

	2022	2021
	($)	($)
Short-term employee benefits paid or accrued to the CEO of the Company, including share-based compensation vested for incentive stock options and performance warrants.	177,165	201,795
Short-term employee benefits paid or accrued to the CFO of the Company, including share-based compensation vested for incentive stock options and performance warrants.	182,680	202,592
Short-term employee benefits paid or accrued to a member of the advisory board of the Company, including share-based compensation vested for incentive stock options and performance warrants.	113,759	65,033
Short-term employee benefits paid or accrued to the Chief Technology Officer of the Company, including share-based compensation vested for incentive stock options and performance warrants.	154,095	217,740
Short-term employee benefits paid or accrued to a Director of the Company, including share-based compensation vested for incentive stock options and performance warrants.	146,835	-
Short-term employee benefits paid or accrued to the Chief People Officer of the Company, including share-based compensation vested for incentive stock options and performance warrants.	101,675	-
Short-term employee benefits paid or accrued to the Chief Innovation Officer of the Company, including share-based compensation vested for incentive stock options and performance warrants.	87,500	-
Short-term employee benefits paid or accrued to other directors and officers of the Company, including share-based compensation vested for incentive stock options and performance warrants.	356,775	198,758
Total	1,320,484	885,918

Other Related Party Payments

Office sharing and occupancy costs of $32,895 (December 31, 2021 - $67,012) were paid or accrued to a corporation that shares management in common with the Company.

Amounts Outstanding

a)	At June 30, 2022, a total of $154,706 (December 31, 2021 - $302,883) was included in accounts payable and accrued liabilities owing to officers, directors, or companies controlled by them. These amounts are unsecured and non-interest bearing (Note 11).

b)	At June 30, 2022, a total of $2,720,643 (December 31, 2021 - $2,786,183) of long term notes was payable to a director of the Company (Note 12).